LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 880.6	$ 735.6
Acquisitions via business combinations	34.9	122.3
Adjustment related to prior year acquisitions	(5.3)	1.6
Disposals	(16.4)	(102.9)
Provisions	92.1	149.4
Adjustment for discount rates	(183.1)	0.0
Accretion	20.1	14.4
Expenditures	(27.5)	(37.1)
Changes in foreign exchange	51.8	(2.7)
Ending balance	847.2	880.6
Less: Current portion of landfill closure and post-closure obligations	(30.8)	(39.1)
Non-current portion of landfill closure and post-closure obligations	$ 816.4	$ 841.5